Acquisitions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]

During the year ended December 31, 2014, we closed five transactions supporting our entry into the urgent and primary care market. A summary of the acquisitions is as follows:

Business Acquired	State	Sites	Date of Closing
CorrectMed	Georgia	2	May 8, 2014
Bay Walk-In Clinic	Florida	2	August 29, 2014
Mid-South Urgent Care	Alabama	3	September 12, 2014
MedHelp	Georgia	1	October 31, 2014
Stat Medical Care	Virginia	2	December 31, 2014

A summary of the acquisitions is as follows (in thousands):

Business Acquired	State	Sites		Date of Closing	Purchase Price
CorrectMed	Georgia	2		8-May-14	$2,649
Bay Walk-In Clinic	Florida	2		29-Aug-14	2,024
Mid-South Urgent Care	Alabama	3	*	12-Sep-14	1,554
MedHelp	Georgia	1		31-Oct-14	880
Stat Medical Care	Virginia	2		31-Dec-14	1,379
Total					$8,486

*	At the time of closing of this transaction, the seller had two operating centers; the third center in Springville, Alabama, was under development at time of closing.

Business Acquisition, Pro Forma Information [Table Text Block]
The following table provides certain pro forma financial information for the Company as if the acquisition of CorrectMed had occurred on January 1, 2014. Pro forma information for Bay Walk-In, Mid-South Urgent Care, MedHelp, and Stat Medical Care was not included since it was impracticable to obtain, due to the financial reporting approaches utilized by the prior owners of the businesses.

	Six months ended June 30,
	2015	2014
Net revenue
Ancillary network	$11,347	$10,505
Urgent and primary care	5,026	1,598
Total net revenue	16,373	12,103
Net loss	$(7,020)	$(3,102)
Basic net (loss) per common share	$(1.03)	$(0.51)
Diluted net (loss) per common share	$(1.14)	$(0.51)

The following table provides certain pro forma financial information for the Company, as if the acquisition of CorrectMed had occurred on January 1, 2013. Pro forma information for Bay Walk-In, Mid-South Urgent Care, MedHelp, and Stat Medical Care was not included since it was impracticable to obtain, due to the financial reporting approach utilized by the prior owners of the businesses.

	Year Ended December 31,
	2014	2013
Net revenue
Ancillary	$23,146	$26,751
Urgent and primary care	3,268	3,654
Total net revenue	26,414	30,405
Net loss	$(7,020)	$(4,921)
Loss per basic and diluted common share	$(1.10)	$(0.86)

Business Combination, Separately Recognized Transactions [Table Text Block]
The following table provides a detailed breakdown of the purchase price that was paid in each acquisition:

	CorrectMed	Bay Walk-In Clinic	Mid-South Urgent Care	MedHelp	Stat Medical Care	Total
Cash consideration in purchase agreement*	$2,180	$1,500	$1,350	$780	$1,328	$7,138
Adjustments on closing date	4	—	34	13	—	51
Cash consideration, as adjusted	2,184	1,500	1,384	793	1,328	7,189
Deferred consideration in purchase agreement	500	700	150	100	50	1,500
Adjustments for working capital	(46)	(170)	15	(15)	—	(216)
Valuation adjustments to promissory notes	11	(6)	5	2	1	13
Deferred consideration, as adjusted	465	524	170	87	51	1,297
Total Purchase Price	$2,649	$2,024	$1,554	$880	$1,379	$8,486

*	$268,000 was due to seller, Stat Medical Care, as of December 31, 2014.

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
A summary of the assets acquired and liabilities assumed is as follows:

Acquisition Activity
	CorrectMed	Bay Walk-In Clinic	Mid-South Urgent Care	MedHelp	Stat Medical Care	Total
Accounts receivable	$221	$153	$147	$28	$81	$630
Other current assets	48	—	32	37	—	117
Property and equipment	1,325	63	1,205	180	211	2,984
Identifiable intangible assets	110	97	105	600	60	972
Goodwill	1,871	1,788	1,437	44	1,042	6,182
Total assets acquired	3,575	2,101	2,926	889	1,394	10,885
Liabilities assumed	(926)	(77)	(1,227)	(9)	(15)	(2,254)
Deferred tax liability	—	—	(145)	—	—	(145)
Net assets acquired	$2,649	$2,024	$1,554	$880	$1,379	$8,486

Business Combination Revenue Since Acquisition [Table Text Block]
The following table provides net revenues since acquisition for the period ending December 31, 2014.

2014
CorrectMed	$2,144
Bay Walk-In Clinic	719
Mid-South Urgent Care	875
MedHelp	168
Stat Medical Care	—
Total	$3,906